Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	65 Months Ended		119 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
Average Annual Return, Percent	5.05%	3.42%			3.73%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C
Average Annual Return, Percent	5.45%	3.12%			3.22%
Class F
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class F
Average Annual Return, Percent	7.51%	4.14%		4.60%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class I
Average Annual Return, Percent	7.51%	4.13%			4.26%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R
Average Annual Return, Percent	6.97%	3.62%			3.73%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class Z
Average Annual Return, Percent	7.53%	4.12%			4.24%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%	3.84%			3.94%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	6.45%	3.12%			3.22%
ICE BofA U.S. All Capital Securities Index, Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	5.76%	3.32%			4.69%
ICE BofA U.S. All Capital Securities Index, Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	5.76%	3.32%			4.69%
ICE BofA U.S. All Capital Securities Index, Class F
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	5.76%	3.32%		4.05%
ICE BofA U.S. All Capital Securities Index, Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	5.76%	3.32%			4.69%
ICE BofA U.S. All Capital Securities Index, Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	5.76%	3.32%			4.69%
ICE BofA U.S. All Capital Securities Index, Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	5.76%	3.32%			4.69%
ICE BofA 1-3 Year U.S. Corporate Index, Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	5.67%	2.43%			2.70%
Blended Benchmark, Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Blended Benchmark1
Average Annual Return, Percent	7.30%	4.17%			4.55%
ICE BofA 1-3 Year U.S. Corporate Index, Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	5.67%	2.43%			2.70%
Blended Benchmark, Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Blended Benchmark1
Average Annual Return, Percent	7.30%	4.17%			4.55%
ICE BofA 1-3 Year U.S. Corporate Index, Class F
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	5.67%	2.43%		2.53%
Blended Benchmark, Class F
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Average Annual Return, Percent	7.30%	4.17%		4.67%
ICE BofA 1-3 Year U.S. Corporate Index, Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	5.67%	2.43%			2.70%
Blended Benchmark, Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Blended Benchmark1
Average Annual Return, Percent	7.30%	4.17%			4.55%
ICE BofA 1-3 Year U.S. Corporate Index, Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	5.67%	2.43%			2.70%
Blended Benchmark, Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Blended Benchmark1
Average Annual Return, Percent	7.30%	4.17%			4.55%
ICE BofA 1-3 Year U.S. Corporate Index, Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	5.67%	2.43%			2.70%
Blended Benchmark, Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Blended Benchmark1
Average Annual Return, Percent	7.30%	4.17%			4.55%